Note 10 - Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
10.           Selected Quarterly Financial Data (unaudited)

A summary of selected quarterly financial data for 2012 and 2011 is as follows:

	2012 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$854,063	$705,698	$638,000	$459,566
Net loss	(730,513)	(497,763)	(296,779)	(610,085)
Net loss per share	(0.04)	(0.03)	(0.02)	(0.03)

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$893,002	$1,753,033	$1,297,006	$956,844
Net loss	(606,282)	(211,344)	(375,852)	(1,153,348)
Net loss per share	(0.04)	(0.01)	(0.02)	(0.08)